Note 10 - Investments in Non-consolidated Companies and Other Investments (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Total ownership [Member]
Equity method	20% - 50% (1)	20% - 50% (1)
Investments [Member]
Equity method	5,957	3,988
Investments at cost	355	362
Total	6,312	4,350